(Loss)/earnings per ordinary share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings per ordinary share
(Loss)/profit available for equity holders	$ (260)	$ 385	$ 349
Basic weighted average number of ordinary shares (millions)	182	183	190
Basic earnings per ordinary share	$ (1.429)	$ 2.104	$ 1.837
Diluted earnings per ordinary share
(Loss)/profit available for equity holders	$ (260)	$ 385	$ 349
Diluted weighted average number of ordinary shares (millions)	182	184	192
Diluted earnings per ordinary share	$ (1.429)	$ 2.092	$ 1.818
Adjusted earnings per ordinary share
(Loss)/profit available for equity holders	$ (260)	$ 385	$ 349
Adjusting items:
System Fund revenues and expenses	102	49	146
Interest attributable to the System Fund	(4)	(18)	(19)
Operating exceptional items before tax	270	186	104
Change in fair value of contingent purchase consideration	(13)	(27)	4
Tax on exceptional items	(52)	(20)	(22)
Exceptional tax			(5)
Adjusted earnings	57	$ 555	$ 557
Exceptional financial expenses	$ 14
Basic weighted average number of ordinary shares (millions)	182	183	190
Adjusted earnings per ordinary share	$ 0.313	$ 3.033	$ 2.932
Adjusted diluted earnings per ordinary share
Adjusted earnings	$ 57	$ 555	$ 557
Diluted weighted average number of ordinary shares (millions)	182	184	192
Adjusted diluted earnings per ordinary share	$ 0.313	$ 3.016	$ 2.901
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	182	183	190
Dilutive potential ordinary shares		1	2
Adjusted weighted average shares	182	184	192